Overview, Basis of Presentation and Significant Accounting Policies - Estimated Useful Lives (Details)	12 Months Ended
Aug. 25, 2017
Minimum | Manufacturing Equipment
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	2 years
Minimum | Office Furniture, Software, Computers and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	2 years
Minimum | Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	2 years	[1]
Maximum | Manufacturing Equipment
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum | Office Furniture, Software, Computers and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Maximum | Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, estimated useful lives	60 years	[1]

[1]	Includes the land lease for the Penang facility with a term expiring in 2070.